Average Annual Total Returns			12 Months Ended	18 Months Ended	31 Months Ended	55 Months Ended	60 Months Ended	80 Months Ended	87 Months Ended	90 Months Ended	99 Months Ended	105 Months Ended	114 Months Ended
		Nov. 01, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Principal Active High Yield ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return Before Taxes
Average Annual Return, Percent	[1]		9.06%				4.62%						5.20%
Performance Inception Date		Jul. 08, 2015
Principal Active High Yield ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions
Average Annual Return, Percent	[1]		5.97%				2.24%						2.94%
Principal Active High Yield ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[1]		5.34%				2.50%						3.03%
Principal Active High Yield ETF Class | Bloomberg U.S. Aggregate Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Bloomberg U.S. Aggregate Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent	[1]		1.25%				(0.33%)						1.38%
Principal Active High Yield ETF Class | Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent	[1]		8.19%				4.20%						5.19%
Principal Focused Blue Chip ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			20.63%	24.28%
Performance Inception Date		Jul. 12, 2023
Principal Focused Blue Chip ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			20.20%	23.94%
Principal Focused Blue Chip ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			12.28%	18.61%
Principal Focused Blue Chip ETF Class | Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			24.51%	22.54%
Principal Focused Blue Chip ETF Class | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			33.36%	30.60%
Principal Investment Grade Corporate Active ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			2.45%				0.07%	2.04%
Performance Inception Date		Apr. 18, 2018
Principal Investment Grade Corporate Active ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			0.35%				(1.84%)	0.02%
Principal Investment Grade Corporate Active ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			1.44%				(0.70%)	0.77%
Principal Investment Grade Corporate Active ETF Class | Bloomberg U.S. Aggregate Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			1.25%				(0.33%)	1.25%
Principal Investment Grade Corporate Active ETF Class | Bloomberg U.S. Corporate Investment Grade Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Corporate Investment Grade Bond Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent			2.13%				0.30%	2.22%
Principal Quality ETF Share Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	Return Before Taxes
Average Annual Return, Percent	[2]		17.89%				12.90% [3]					14.06% [3]
Performance Inception Date		Mar. 21, 2016
Principal Quality ETF Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	Return After Taxes on Distributions
Average Annual Return, Percent	[2]		17.70%				12.61%					13.74%
Principal Quality ETF Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[2]		10.73%				10.27%					11.65%
Principal Quality ETF Share Class | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent	[2]		25.02%				14.52%					14.76%
Principal Quality ETF Share Class | S&P 500 Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent	[2]		36.07%				17.08%					16.98%
Principal Real Estate Active Opportunities ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.22%		1.95%
Performance Inception Date		May 18, 2022
Principal Real Estate Active Opportunities ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			3.39%		1.03%
Principal Real Estate Active Opportunities ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.65%		1.18%
Principal Real Estate Active Opportunities ETF Class | Russell 3000 Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000 Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent			23.81%		16.12%
Principal Real Estate Active Opportunities ETF Class | FTSE NAREIT All Equity REITs Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		FTSE NAREIT All Equity REITs Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent			4.92%		0.96%
Principal Spectrum Preferred and Income ETF (formerly, Principal Spectrum Tax-Advantaged Dividend Active ETF) Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			10.22%			4.07%
Performance Inception Date		Jun. 16, 2020
Principal Spectrum Preferred and Income ETF (formerly, Principal Spectrum Tax-Advantaged Dividend Active ETF) Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			8.92%			2.78%
Principal Spectrum Preferred and Income ETF (formerly, Principal Spectrum Tax-Advantaged Dividend Active ETF) Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.92%			3.06%
Principal Spectrum Preferred and Income ETF (formerly, Principal Spectrum Tax-Advantaged Dividend Active ETF) Class | Bloomberg Global Aggregate Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Global Aggregate Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent			(1.69%)			(2.77%)
Principal Spectrum Preferred and Income ETF (formerly, Principal Spectrum Tax-Advantaged Dividend Active ETF) Class | ICE BofA 7% Constrained DRD Eligible Preferred Securities Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA 7% Constrained DRD Eligible Preferred Securities Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent			9.29%			2.57%
Principal Spectrum Preferred Securities Active ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			11.56%				3.03%			3.75%
Performance Inception Date		Jul. 10, 2017
Principal Spectrum Preferred Securities Active ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			9.98%				1.65%			2.26%
Principal Spectrum Preferred Securities Active ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.35%				1.98%			2.46%
Principal Spectrum Preferred Securities Active ETF Class | Bloomberg Global Aggregate Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Global Aggregate Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent			(1.69%)				(1.96%)			(0.12%)
Principal Spectrum Preferred Securities Active ETF Class | ICE BofA U.S. Investment Grade Institutional Capital Securities Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA U.S. Investment Grade Institutional Capital Securities Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent			9.75%				3.69%			4.49%
Principal U.S. Mega-Cap ETF, Share Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[4]	Return Before Taxes
Average Annual Return, Percent	[4]		29.34%				15.60%		14.78%
Performance Inception Date		Oct. 11, 2017
Principal U.S. Mega-Cap ETF, Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[4]	Return After Taxes on Distributions
Average Annual Return, Percent	[4]		28.99%				15.17%		14.31%
Principal U.S. Mega-Cap ETF, Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[4]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[4]		17.58%				12.48%		12.04%
Principal U.S. Mega-Cap ETF, Share Class | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[4]	S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent	[4]		25.02%				14.52%		14.18%
Principal U.S. Small Cap ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5]	Return Before Taxes
Average Annual Return, Percent	[5]		12.34%				10.93%				10.44%
Performance Inception Date		Sep. 21, 2016
Principal U.S. Small Cap ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5]	Return After Taxes on Distributions
Average Annual Return, Percent	[5]		12.14%				10.58%				10.11%
Principal U.S. Small Cap ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[5]		7.45%				8.63%				8.45%
Principal U.S. Small Cap ETF Class | Russell 3000 Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5]	Russell 3000 Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent	[5]		23.81%				13.86%				14.39%
Principal U.S. Small Cap ETF Class | Russell 2000 Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5]	Russell 2000 Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent	[5]		11.54%				7.40%				8.94%
Principal Value ETF Share Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[6]	Return Before Taxes
Average Annual Return, Percent	[6]		16.72%				10.84%					10.96%
Performance Inception Date		Mar. 21, 2016
Principal Value ETF Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[6]	Return After Taxes on Distributions
Average Annual Return, Percent	[6]		16.05%				10.02%					10.25%
Principal Value ETF Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[6]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[6]		10.28%				8.41%					8.80%
Principal Value ETF Share Class | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[6]	S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent	[6]		25.02%				14.52%					14.76%
Principal Value ETF Share Class | S&P 500 Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[6]	S&P 500 Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent	[6]		12.29%				10.49%					11.56%

[1]	Prior to September 1, 2021, the Fund was known as the Principal Active Income ETF, and the objective and strategy of the Fund differed from its current objective and strategy. Accordingly, performance of the Fund for periods prior to September 1, 2021 may not be representative of the performance the Fund would have achieved had the Fund been following its current objective and strategy.
[2]	Prior to June 17, 2022, the objective and strategy of the Fund differed from its current objective and strategy. Accordingly, performance of the Fund for periods prior to that date may not be representative of the performance the Fund would have achieved had the Fund been following its current objective and strategy
[3]	During 2020, the Fund experienced a one-time gain of approximately $1.13 per share as the result of a one-time infusion of capital by the Advisor due to an operational error by a third party. If such gain had not been recognized, the total return amounts would have been lower.
[4]	Prior to June 10, 2022, the objective and strategy of the Fund differed from its current objective and strategy. Accordingly, performance of the Fund for periods prior to that date may not be representative of the performance the Fund would have achieved had the Fund been following its current objective and strategy.
[5]	Prior to July 8, 2022, the objective and strategy of the Fund differed from its current objective and strategy. Accordingly, performance of the Fund for periods prior to that date may not be representative of the performance the Fund would have achieved had the Fund been following its current objective and strategy.
[6]	Prior to June 24, 2022, the objective and strategy of the Fund differed from its current objective and strategy. Accordingly, performance of the Fund for periods prior to that date may not be representative of the performance the Fund would have achieved had the Fund been following its current objective and strategy.